Affiliate Transactions - Summary of Balances Payable To or Due From Affiliates (Q1) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
ACCOUNTS PAYABLE	$ 33,780,000	$ 33,780,000	$ 0
Cleco Holdings
Related Party Transaction [Line Items]
ACCOUNTS PAYABLE		33,800,000	3,200,000
Cleco Power
Related Party Transaction [Line Items]
ACCOUNTS RECEIVABLE	12,037,000	14,481,000	3,318,000
ACCOUNTS PAYABLE	10,486,000	14,123,000	7,843,000
Cleco Power | Cleco Holdings
Related Party Transaction [Line Items]
ACCOUNTS RECEIVABLE	10,420,000	10,351,000	699,000
ACCOUNTS PAYABLE	170,000	194,000	88,000
Cleco Power | Support Group
Related Party Transaction [Line Items]
ACCOUNTS RECEIVABLE	1,082,000	3,172,000	2,619,000
ACCOUNTS PAYABLE	10,197,000	13,890,000	7,755,000
Cleco Power | Cleco Cajun
Related Party Transaction [Line Items]
ACCOUNTS RECEIVABLE	535,000	958,000	0
ACCOUNTS PAYABLE	$ 119,000	$ 39,000	$ 0